AMOUNTS DUE FROM RELATED COMPANIES (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2015	Aug. 10, 2015	Sep. 30, 2014	Nov. 01, 2013
Related Party Transaction [Line Items]
Due From Related Parties, Current	$ 5,739		$ 2,216
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	47		84
Xi'an Tech Team Investment Holdings Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	1,200		197
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	$ 4,492		$ 1,769
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current		$ 2,700
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current				$ 1,800